Fair value	12 Months Ended
Dec. 31, 2011
Fair value [Abstract]
FAIR VALUE

NOTE 16 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Corporation used the following methods and significant assumptions to estimate fair value:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Interest Rate Swaps: The fair values of interest rate swaps are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Certain commercial and residential real estate properties classified as other real estate owned (OREO) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Loans Held for Sale: Loans held for sale are carried at the lower of cost or fair value, as determined by outstanding commitments, from third party investors.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements At December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities:
U.S. Government and federal agency	$—	$2,446	$—
State and municipal	—	53,937	3,486
Corporate bonds and notes	—	—	—
Mortgage-backed securities—residential	—	90,270	16
Equity securities	20	—	—
Interest rate swaps	—	46	—

	Fair Value Measurements At December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$—	$46	$—

	Fair Value Measurements At December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities:
U.S. Government and federal agency	$—	$2,975	$—
State and municipal	—	44,705	300
Corporate bonds and notes	—	1,516	—
Mortgage-backed securities—residential	—	88,507	20
Equity securities	10	—	—
Interest rate swaps	—	47	—

	Fair Value Measurements At December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$—	$47	$—

The following table presents the activity in security pricing using significant unobservable inputs (Level 3) during 2011:

2011
Beginning Balance	$320
State and Municipal:
Purchases	2,588
Transfers from Level 2 to Level 3	898
Transfers from Level 3 to Level 2	(300)
Mortgage-backed securities:
Principal repayments	(4)

Ending balance	$3,502

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements At December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial	$—	$—	$417
Commercial and land development	—	—	974
One-to-four family	—	—	92
Other real estate owned	—	—	18
Loan servicing rights	—	—	47

	Fair Value Measurements At December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans
Commercial	$—	$—	$1,769
Commercial and land development	—	—	1,202
One-to-four family	—	—	145
Other real estate owned	—	—	58
Loan servicing rights	—	—	76

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $1,999, with a valuation allowance of $516 at December 31, 2011, resulting in an additional provision for loan loss of $247 for the year ended December 31, 2011.

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $3,385, with a valuation allowance of $269 at December 31, 2010, resulting in an additional provision for loan loss of $1,790 for the year ended December 31, 2010.

Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $18, which is made up of the outstanding balance of $131, net of a valuation allowance of $113 at December 31, 2011. The property was written-down $38 in 2011 and $75 in 2009.

Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $58, which is made up of the outstanding balance of $133, net of a valuation allowance of $75 at December 31, 2010. The write-down of $75 occurred during the year end December 31, 2009. There were no write-downs of other real estate owned for the year ended December 31, 2010.

Carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$15,634	$15,634	$12,837	$12,837
Time deposits with other financial Institutions	246	246	5,697	5,697
Securities available for sale	150,175	150,175	138,033	138,033
Restricted equity securities	3,220	na	3,219	na
Loans, net	213,952	215,490	190,685	192,372
Accrued interest receivable	1,404	1,404	1,270	1,270
Interest rate swaps	46	46	47	47

Financial liabilities
Deposits	340,664	341,356	309,134	309,908
Short-term borrowings	10,168	10,168	8,471	8,471
Federal Home Loan Bank advances	8,000	8,299	15,000	15,337
Accrued interest payable	219	219	312	312
Interest rate swaps	46	46	47	47

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, time deposits with other financial institutions, interest bearing deposits, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of debt is based on current rates for similar financing. It was not practicable to determine the fair value of restricted equity securities due to restrictions placed on its transferability. The fair value of off-balance-sheet items is not considered material.